Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 4	$ 91,810	$ (97,073)	$ (280)	$ 143	$ (5,396)
Balance, shares at Dec. 31, 2020	37,691
Issuance of common stock		475				475
Issuance of common stock, shares	242
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(7)				(7)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	8
Issuance of warrants		757				757
Stock-based compensation		1,003				1,003
Transactions with noncontrolling interests – LifeMap Sciences		(269)		269
Deconsolidation of LifeMap Sciences		143		(22)	(143)	(22)
Net loss			(8,675)	(10)		(8,685)
Balance at Dec. 31, 2021	$ 4	93,912	(105,748)	(43)		(11,875)
Balance, shares at Dec. 31, 2021	37,941
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(2)				(2)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	4
Issuance of warrants		178				178
Stock-based compensation		437				437
Fair value of liability classified warrants issued		3,325				3,325
Net loss			(5,324)	(1)		(5,325)
Balance at Jun. 30, 2022	$ 4	97,850	(111,072)	(44)		(13,262)
Balance, shares at Jun. 30, 2022	37,945
Balance at Dec. 31, 2021	$ 4	93,912	(105,748)	(43)		(11,875)
Balance, shares at Dec. 31, 2021	37,941
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(4)				(4)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	8
Issuance of warrants		178				178
Stock-based compensation		760				760
Fair value of liability classified warrants issued		4,148				4,148
Net loss			(10,462)	(60)		(10,522)
Balance at Dec. 31, 2022	$ 4	98,994	(116,210)	(103)		(17,315)
Balance, shares at Dec. 31, 2022	37,949
Balance at Mar. 31, 2022	$ 4	96,903	(108,454)	(44)		(11,591)
Balance, shares at Mar. 31, 2022	37,943
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(1)				(1)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	2
Stock-based compensation		198				198
Fair value of liability classified warrants issued		750				750
Net loss			(2,618)			(2,618)
Balance at Jun. 30, 2022	$ 4	97,850	(111,072)	(44)		(13,262)
Balance, shares at Jun. 30, 2022	37,945
Balance at Dec. 31, 2022	$ 4	98,994	(116,210)	(103)		(17,315)
Balance, shares at Dec. 31, 2022	37,949
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee’s taxes		(1)				(1)
Issuance of common stock upon vesting of restricted stock units, net of shares retired to pay employee's taxes, shares	2
Stock-based compensation		105				105
Fair value of liability classified warrants issued		879				879
Net loss			(5,946)	(18)		(5,964)
Balance at Jun. 30, 2023	$ 4	99,977	(122,156)	(121)		(22,296)
Balance, shares at Jun. 30, 2023	37,951
Balance at Mar. 31, 2023	$ 4	99,589	(119,487)	(111)		(20,005)
Balance, shares at Mar. 31, 2023	37,951
Stock-based compensation		35				35
Fair value of liability classified warrants issued		353				353
Net loss			(2,669)	(10)		(2,679)
Balance at Jun. 30, 2023	$ 4	$ 99,977	$ (122,156)	$ (121)		$ (22,296)
Balance, shares at Jun. 30, 2023	37,951